Investments Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
Note 2: Investments Securities

The amortized cost and estimated fair values of investments available for sale are as follows:

(in thousands)	March 31, 2015				December 31, 2014
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
U.S. Government
Agencies	$26,014	$21	$9	$26,026	$37,010	$-	$29	$36,981
Treasuries	4,000	-	-	4,000	4,000	-	3	3,997
Mortgage-backed	80	5	-	85	95	6	-	101
Mutual funds	500	-	-	500	-	-	-	-
	$30,594	$26	$9	$30,611	$41,105	$6	$32	$41,079

Gross unrealized losses and fair value by investment category and length of time the individual securities have been in a continuous unrealized loss position at March 31, 2015 and December 31, 2014 are presented below:

March 31, 2015
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government
Agencies	$7,496	$9	$-	$-	$7,496	$9
Treasuries	-	-	-	-	-	-
Mortgage-backed	-	-	-	-	-	-
Mutual funds	-	-	-	-	-	-
	$7,496	$9	$-	$-	$7,496	$9

December 31, 2014
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government
Agencies	$26,477	$29	$-	$-	$26,477	$29
Treasuries	3,997	3	-	-	3,997	3
Mortgage-backed	-	-	-	-	-	-
	$30,474	$32	$-	$-	$30,474	$32

The unrealized losses that existed were a result of market changes in interest rates since the original purchase. Management systematically evaluates investment securities for other-than-temporary declines in fair value on a quarterly basis. This analysis requires management to consider various factors, which include (1) duration and magnitude of the decline in value, (2) the financial condition of the issuer or issuers and (3) structure of the security.

An impairment loss is recognized in earnings if any of the following are true: (1) the Company intends to sell the debt security; (2) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) the Company does not expect to recover the entire amortized cost basis of the security. In situations where the Company intends to sell or when it is more likely than not that the Company will be required to sell the security, the entire impairment loss must be recognized in earnings. In all other situations, only the portion of the impairment loss representing the credit loss must be recognized in earnings, with the remaining portion being recognized in shareholders’ equity as a component of other comprehensive income, net of deferred tax.

The amortized cost and estimated fair values of investments available for sale by contractual maturity are shown below:

(in thousands)	March 31, 2015		December 31, 2014
	Amortized	Estimated Fair	Amortized	Estimated Fair
	Cost	Value	Cost	Value
Amounts maturing:
One year or less	$21,515	$21,513	$33,516	$33,506
After one through five years	8,507	8,522	7,508	7,487
After five through ten years	72	76	81	86
After ten years	500	500	-	-
	$30,594	$30,611	$41,105	$41,079

There were no sales of investment securities during the three months ended March 31, 2015. Because of the composition of the securities portfolio acquired in the NBRS acquisition, management deemed it prudent for interest rate risk management purposes to liquidate the entire acquired portfolio. Thus, in the fourth quarter of 2014, the Bank both acquired and sold nearly $31.7 million in securities, which resulted in a net loss on the sale of the securities of $228 thousand. At March 31, 2015 and December 31, 2014, $14.6 million and $23.8 million fair value of securities, respectively, were pledged as collateral for repurchase agreements. In addition, at March 31, 2015 there was $7.2 million fair value of securities pledged as collateral for public funds. No single issuer of securities, except for U. S. Government agency securities, had outstanding balances that exceeded ten percent of shareholders’ equity.

Note 4: Investments Securities

The amortized cost and estimated fair values of investments available for sale are as follows:

	December 31,
(in thousands)	2014				2013
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
U.S. Government
Agencies	$37,010	$-	$29	$36,981	$28,522	$1	$2	$28,521
Treasuries	4,000	-	3	3,997	-	-	-	-
Mortgage-backed	95	6	-	101	157	10	-	167
	$41,105	$6	$32	$41,079	$28,679	$11	$2	$28,688

There have not been any individual securities with an unrealized loss position for a period greater than one year as of either December 31, 2014 or December 31, 2013.  Gross unrealized losses and fair value by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013 is as follows:

December 31, 2014
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government Agencies	$26,477	$29	$-	$-	$26,477	$29
Treasuries	3,997	3	-	-	3,997	3
Mortgage-backed	-	-	-	-	-	-
	$30,474	$32	$-	$-	$30,474	$32

December 31, 2013
(in thousands)	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government agencies	$15,994	$2	$-	$-	$15,994	$2
Mortgage-backed	-	-	-	-	-	-
	$15,994	$2	$-	$-	$15,994	$2

The unrealized losses that existed were a result of market changes in interest rates since the original purchase. Management systematically evaluates investment securities for other-than-temporary declines in fair value on a quarterly basis. This analysis requires management to consider various factors, which include (1) duration and magnitude of the decline in value, (2) the financial condition of the issuer or issuers and (3) structure of the security.

An impairment loss is recognized in earnings if any of the following are true: (1) the Company intends to sell the debt security; (2) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) the Company does not expect to recover the entire amortized cost basis of the security. In situations where the Company intends to sell or when it is more likely than not that the Company will be required to sell the security, the entire impairment loss must be recognized in earnings. In all other situations, only the portion of the impairment loss representing the credit loss must be recognized in earnings, with the remaining portion being recognized in shareholders’ equity as a component of other comprehensive income, net of deferred tax.

The amortized cost and estimated fair values of investments available for sale by contractual maturity are shown below:

	December 31,
(in thousands)	2014		2013
	Amortized	Estimated Fair	Amortized	Estimated Fair
	Cost	Value	Cost	Value
Amounts maturing:
One year or less	$33,516	$33,506	$28,522	$28,521
After one through five years	7,508	7,487	51	54
After five through ten years	81	86	106	113
After ten years	-	-	-	-
	$41,105	$41,079	$28,679	$28,688

The NBRS Acquisition increased the Company’s investment securities by approximately $31.7 million. Because the composition of the acquired securities portfolio was primarily long term fixed rate mortgage backed securities, management deemed it prudent for interest rate risk management purposes to liquidate the entire acquired portfolio. Thus, in the fourth quarter of 2014, the Bank both acquired and sold nearly $31.7 million in securities, which resulted in a net loss on the sale of the securities of $228 thousand. There were no sales of investment securities during 2013 or 2012.

At December 31, 2014 and December 31, 2013, $23.8 million and $20.7 million fair value of securities were pledged as collateral for repurchase agreements, respectively. No single issuer of securities, except for U. S. Government and U. S. Government agency securities had outstanding balances that exceeded ten percent of shareholders’ equity at December 31, 2014.